Transactions and balances with related parties	12 Months Ended
Dec. 31, 2021
Transactions and balances with related parties
Transactions and balances with related parties

31      Transactions and balances with related parties

Terms and conditions of transactions with related parties

The following is a description of related party transactions the Group has entered into since January 1, 2019, with members of our supervisory or management board, executive officers or holders of more than 10% of any class of our voting securities.

Transactions with MTN

Our shareholder Mobile Telephone Networks Holdings (Pty) Ltd sold a significant number of shares in Jumia, during the third quarter of 2020, and no longer qualifies as a related party, as of December 31, 2020 and December 31, 2021.

The Group engages in several initiatives with affiliates of MTN. For example, consumers may pay for transactions on Jumia’s platform with MTN’s mobile money. The Group has also set up dedicated MTN branded online stores on our platform. For the year ended December 31, 2020, the expenses incurred with MTN amounted to USD 251 thousand (December 31, 2019: USD 535 thousand).

In 2020, the Group also entered into an agreement in which MTN prepaid for corporate and gift purchases in Jumia’s platform through vouchers, which amounted for the year ended December 31, 2020 to USD 1,097 thousand, which have all been converted into revenue during the period. In 2019, MTN prepaid for their employees purchases in Jumia’s platform through the wallet top-ups which amounted for the twelve months ended December 31, 2019 to USD 996 thousand, which have all been converted into revenue during the period.

Transactions with Key management

Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Short-term employee benefits	8,995	3,634	4,236
Other benefits	53	53	81
Share-based compensation	15,415	15,445	9,299
Total	24,463	19,132	13,616

See Note 17 for additional information regarding the share-based compensation plans.